Quarterly Holdings Report
for
Fidelity Advisor® High Income Advantage Fund
July 31, 2023
HY-NPRT3-0923
1.804847.119
Corporate Bonds - 63.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 0.4%
Broadcasting - 0.2%
DISH Network Corp. 3.375% 8/15/26	7,730	4,286
Diversified Financial Services - 0.2%
New Cotai LLC 5% 2/24/27 (b)	1,789	3,713
TOTAL CONVERTIBLE BONDS		7,999
Nonconvertible Bonds - 63.5%
Aerospace - 3.7%
ATI, Inc.:
4.875% 10/1/29	845	769
5.125% 10/1/31	750	673
Bombardier, Inc.:
6% 2/15/28 (c)	830	780
7.125% 6/15/26 (c)	1,625	1,606
7.875% 4/15/27 (c)	3,970	3,957
Kaiser Aluminum Corp. 4.625% 3/1/28 (c)	1,575	1,414
Moog, Inc. 4.25% 12/15/27 (c)	480	445
Rolls-Royce PLC 5.75% 10/15/27 (c)	1,440	1,419
Spirit Aerosystems, Inc. 7.5% 4/15/25 (c)	1,414	1,413
TransDigm UK Holdings PLC 6.875% 5/15/26	1,820	1,811
TransDigm, Inc.:
4.625% 1/15/29	4,860	4,338
4.875% 5/1/29	15,000	13,497
5.5% 11/15/27	14,675	13,905
6.25% 3/15/26 (c)	6,870	6,833
6.75% 8/15/28 (c)	8,160	8,184
7.5% 3/15/27	6,780	6,777
Triumph Group, Inc. 9% 3/15/28 (c)	1,435	1,474
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (c)	1,440	1,375
		70,670
Air Transportation - 2.0%
Air Canada 3.875% 8/15/26 (c)	1,240	1,151
Allegiant Travel Co. 7.25% 8/15/27 (c)	1,320	1,302
American Airlines, Inc.:
7.25% 2/15/28 (c)	3,155	3,132
11.75% 7/15/25 (c)	2,105	2,320
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.75% 4/20/29 (c)	3,830	3,708
Delta Air Lines, Inc. 7% 5/1/25 (c)	369	378
Delta Air Lines, Inc. / SkyMiles IP Ltd.:
4.5% 10/20/25 (c)	4,841	4,745
4.75% 10/20/28 (c)	5,330	5,155
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (c)	3,145	2,969
Mileage Plus Holdings LLC 6.5% 6/20/27 (c)	3,632	3,632
Rand Parent LLC 8.5% 2/15/30 (c)	2,390	2,247
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25 (c)	1,044	1,053
8% 9/20/25 (c)	470	474
United Airlines, Inc.:
4.375% 4/15/26 (c)	3,965	3,754
4.625% 4/15/29 (c)	3,180	2,877
		38,897
Automotive & Auto Parts - 2.0%
Adient Global Holdings Ltd. 7% 4/15/28 (c)	960	967
Allison Transmission, Inc. 5.875% 6/1/29 (c)	1,265	1,224
Arko Corp. 5.125% 11/15/29 (c)	1,290	1,072
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (c)	1,920	1,929
Dana, Inc.:
4.25% 9/1/30	1,185	1,013
4.5% 2/15/32	1,305	1,088
Ford Motor Co. 3.25% 2/12/32	3,965	3,133
Ford Motor Credit Co. LLC:
3.375% 11/13/25	2,500	2,337
4% 11/13/30	5,460	4,690
5.113% 5/3/29	1,330	1,242
6.8% 5/12/28	4,500	4,542
6.95% 6/10/26	1,915	1,930
7.35% 11/4/27	3,800	3,894
LCM Investments Holdings 8.25% 8/1/31 (c)	1,160	1,179
McLaren Finance PLC 7.5% 8/1/26 (c)	1,130	1,006
Nesco Holdings II, Inc. 5.5% 4/15/29 (c)	1,850	1,683
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (c)	785	434
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.9311% 10/15/26 (c)(d)(e)	4,255	4,275
		37,638
Banks & Thrifts - 1.4%
Ally Financial, Inc.:
8% 11/1/31	3,105	3,247
8% 11/1/31	16,957	17,991
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (c)	4,245	3,861
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (c)	1,240	1,088
		26,187
Broadcasting - 1.2%
DISH Network Corp. 11.75% 11/15/27 (c)	6,645	6,689
Gray Escrow II, Inc. 5.375% 11/15/31 (c)	865	604
Nexstar Media, Inc.:
4.75% 11/1/28 (c)	2,150	1,895
5.625% 7/15/27 (c)	1,975	1,857
Scripps Escrow II, Inc. 3.875% 1/15/29 (c)	360	299
Sirius XM Radio, Inc.:
3.875% 9/1/31 (c)	1,655	1,296
4% 7/15/28 (c)	1,695	1,475
5% 8/1/27 (c)	1,575	1,463
Townsquare Media, Inc. 6.875% 2/1/26 (c)	725	699
Univision Communications, Inc.:
4.5% 5/1/29 (c)	1,610	1,393
7.375% 6/30/30 (c)	5,250	5,110
		22,780
Building Materials - 0.3%
Advanced Drain Systems, Inc.:
5% 9/30/27 (c)	355	339
6.375% 6/15/30 (c)	890	881
Brundage-Bone Concrete Pumping Holdings, Inc. 6% 2/1/26 (c)	835	802
CP Atlas Buyer, Inc. 7% 12/1/28 (c)	710	586
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (c)	590	499
SRS Distribution, Inc.:
4.625% 7/1/28 (c)	1,540	1,394
6.125% 7/1/29 (c)	650	570
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (c)	1,445	1,363
		6,434
Cable/Satellite TV - 3.6%
Block Communications, Inc. 4.875% 3/1/28 (c)	1,090	912
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (c)	2,275	1,870
4.5% 5/1/32	21,015	17,135
4.75% 3/1/30 (c)	8,310	7,203
4.75% 2/1/32 (c)	3,745	3,092
5% 2/1/28 (c)	3,440	3,179
5.125% 5/1/27 (c)	8,920	8,369
6.375% 9/1/29 (c)	1,765	1,688
CSC Holdings LLC:
4.5% 11/15/31 (c)	2,685	1,926
5.375% 2/1/28 (c)	5,535	4,622
5.5% 4/15/27 (c)	4,150	3,558
6.5% 2/1/29 (c)	3,900	3,312
DISH DBS Corp. 5.75% 12/1/28 (c)	2,170	1,670
Dolya Holdco 18 DAC 5% 7/15/28 (c)	900	792
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (c)	2,535	2,060
VZ Secured Financing BV 5% 1/15/32 (c)	3,855	3,133
Ziggo Bond Co. BV 5.125% 2/28/30 (c)	835	660
Ziggo BV 4.875% 1/15/30 (c)	3,795	3,214
		68,395
Capital Goods - 0.2%
ATS Corp. 4.125% 12/15/28 (c)	1,015	908
Chart Industries, Inc. 7.5% 1/1/30 (c)	2,500	2,562
		3,470
Chemicals - 1.7%
Compass Minerals International, Inc. 6.75% 12/1/27 (c)	3,850	3,751
Gpd Companies, Inc. 10.125% 4/1/26 (c)	370	344
Ingevity Corp. 3.875% 11/1/28 (c)	1,515	1,308
LSB Industries, Inc. 6.25% 10/15/28 (c)	3,360	3,084
Olin Corp. 5% 2/1/30	1,555	1,428
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (c)	2,205	1,767
7.125% 10/1/27 (c)	1,070	974
9.75% 11/15/28 (c)	3,640	3,522
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (c)	1,035	926
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (c)	1,985	1,824
The Chemours Co. LLC:
4.625% 11/15/29 (c)	575	485
5.375% 5/15/27	4,500	4,282
5.75% 11/15/28 (c)	2,355	2,161
Tronox, Inc. 4.625% 3/15/29 (c)	1,705	1,413
W.R. Grace Holding LLC:
5.625% 8/15/29 (c)	4,675	3,945
7.375% 3/1/31 (c)	950	946
		32,160
Consumer Products - 1.1%
Angi Group LLC 3.875% 8/15/28 (c)	750	630
Foundation Building Materials, Inc. 6% 3/1/29 (c)	735	637
Gannett Holdings LLC 6% 11/1/26 (c)	1,230	1,059
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75% 1/15/29 (c)	1,240	1,150
Millennium Escrow Corp. 6.625% 8/1/26 (c)	1,660	1,237
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28 (c)	2,260	2,072
7.75% 2/15/29 (c)	2,540	2,478
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (c)	1,080	891
Tempur Sealy International, Inc.:
3.875% 10/15/31 (c)	2,230	1,805
4% 4/15/29 (c)	2,545	2,206
The Scotts Miracle-Gro Co. 4% 4/1/31	1,530	1,243
TKC Holdings, Inc. 6.875% 5/15/28 (c)	5,855	5,154
Windsor Holdings III, LLC 8.5% 6/15/30 (c)	955	960
		21,522
Containers - 0.8%
BWAY Holding Co. 7.875% 8/15/26 (c)	1,895	1,890
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	4,780	4,621
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,210	1,144
Graham Packaging Co., Inc. 7.125% 8/15/28 (c)	825	722
Graphic Packaging International, Inc. 3.75% 2/1/30 (c)	1,125	974
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (c)	570	504
LABL, Inc. 5.875% 11/1/28 (c)	2,095	1,911
Sealed Air Corp./Sealed Air Cor 6.125% 2/1/28 (c)	950	946
Trident Holdings, Inc. 12.75% 12/31/28 (c)	950	1,006
Trivium Packaging Finance BV 5.5% 8/15/26 (c)	1,075	1,025
		14,743
Diversified Financial Services - 2.3%
Broadstreet Partners, Inc. 5.875% 4/15/29 (c)	2,115	1,889
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (c)	965	856
Coinbase Global, Inc.:
3.375% 10/1/28 (c)	4,600	3,220
3.625% 10/1/31 (c)	2,715	1,713
Compass Group Diversified Holdings LLC:
5% 1/15/32 (c)	870	714
5.25% 4/15/29 (c)	2,270	2,067
Hightower Holding LLC 6.75% 4/15/29 (c)	785	687
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	3,415	2,770
5.25% 5/15/27	5,030	4,426
6.25% 5/15/26	5,825	5,461
LPL Holdings, Inc. 4% 3/15/29 (c)	2,520	2,259
MSCI, Inc.:
3.25% 8/15/33 (c)	1,245	1,016
4% 11/15/29 (c)	900	819
OneMain Finance Corp.:
4% 9/15/30	720	566
5.375% 11/15/29	9,325	8,079
6.625% 1/15/28	1,185	1,124
6.875% 3/15/25	775	772
7.125% 3/15/26	4,710	4,665
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (c)	510	482
		43,585
Diversified Media - 0.0%
Cmg Media Corp. 8.875% 12/15/27 (c)	1,350	1,054
Energy - 8.0%
Altus Midstream LP 5.875% 6/15/30 (c)	1,335	1,283
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29 (c)	1,205	1,130
5.75% 3/1/27 (c)	2,655	2,568
5.75% 1/15/28 (c)	1,705	1,639
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (c)	1,045	946
Callon Petroleum Co. 6.375% 7/1/26	1,080	1,058
Centennial Resource Production LLC 5.875% 7/1/29 (c)	1,165	1,107
CGG SA 8.75% 4/1/27 (c)	1,530	1,293
Cheniere Energy Partners LP:
3.25% 1/31/32	1,270	1,057
4% 3/1/31	7,980	7,101
Chesapeake Energy Corp.:
4.875% (b)(f)	2,950	0
5.75% (b)(f)	1,890	0
5.875% 2/1/29 (c)	2,735	2,616
6.75% 4/15/29 (c)	1,150	1,145
7% (b)(f)	840	0
8% (b)(f)	300	0
8% (b)(f)	480	0
Citgo Holding, Inc. 9.25% 8/1/24 (c)	1,880	1,880
Citgo Petroleum Corp.:
6.375% 6/15/26 (c)	1,105	1,072
7% 6/15/25 (c)	3,035	2,998
CNX Midstream Partners LP 4.75% 4/15/30 (c)	900	780
CNX Resources Corp.:
6% 1/15/29 (c)	690	645
7.375% 1/15/31 (c)	890	882
Comstock Resources, Inc.:
5.875% 1/15/30 (c)	4,426	3,918
6.75% 3/1/29 (c)	7,095	6,618
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (c)	12,200	11,590
6% 2/1/29 (c)	8,530	8,040
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (c)	665	625
CVR Energy, Inc.:
5.25% 2/15/25 (c)	3,075	2,986
5.75% 2/15/28 (c)	3,170	2,861
DCP Midstream Operating LP 8.125% 8/16/30	130	146
Delek Logistics Partners LP 7.125% 6/1/28 (c)	2,645	2,447
DT Midstream, Inc.:
4.125% 6/15/29 (c)	1,215	1,077
4.375% 6/15/31 (c)	1,215	1,055
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (c)	1,365	1,329
EnLink Midstream LLC:
5.375% 6/1/29	650	619
6.5% 9/1/30 (c)	2,725	2,743
Hess Midstream Partners LP:
4.25% 2/15/30 (c)	1,345	1,180
5.125% 6/15/28 (c)	1,570	1,484
5.5% 10/15/30 (c)	890	837
5.625% 2/15/26 (c)	2,690	2,650
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (c)	310	297
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28 (c)	1,060	991
6.375% 4/15/27 (c)	890	886
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (c)	2,400	2,454
Jonah Energy Parent LLC 12% 11/5/25 (b)(g)	1,621	1,645
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (c)	2,300	2,185
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (c)	2,055	2,014
MEG Energy Corp. 7.125% 2/1/27 (c)	1,580	1,602
Mesquite Energy, Inc. 7.25% (b)(c)(f)	6,264	0
Nabors Industries Ltd.:
7.25% 1/15/26 (c)	1,580	1,521
7.5% 1/15/28 (c)	1,360	1,247
New Fortress Energy, Inc.:
6.5% 9/30/26 (c)	3,115	2,858
6.75% 9/15/25 (c)	3,630	3,457
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (c)	1,410	1,397
Noble Finance II LLC 8% 4/15/30 (c)	960	988
Northern Oil & Gas, Inc. 8.75% 6/15/31 (c)	960	967
Occidental Petroleum Corp.:
3.5% 8/15/29	1,285	1,110
7.2% 3/15/29	545	570
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	3,845	3,631
7.25% 6/15/25	2,125	2,120
Seadrill Finance Ltd. 8.375% 8/1/30 (c)	1,925	1,959
SM Energy Co.:
5.625% 6/1/25	2,480	2,430
6.625% 1/15/27	850	836
6.75% 9/15/26	845	830
Southwestern Energy Co. 5.375% 3/15/30	1,665	1,558
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (c)	1,610	1,374
Summit Midstream Holdings LLC 9% 10/15/26 (c)	1,290	1,267
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,320	1,185
4.5% 4/30/30	1,710	1,516
6% 4/15/27	4,740	4,701
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (c)	95	87
6% 3/1/27 (c)	950	900
6% 9/1/31 (c)	1,620	1,409
7.5% 10/1/25 (c)	1,120	1,122
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31	1,405	1,305
Teine Energy Ltd. 6.875% 4/15/29 (c)	1,145	1,053
Transocean Titan Finance Ltd. 8.375% 2/1/28 (c)	1,977	2,041
Transocean, Inc.:
7.5% 1/15/26 (c)	480	470
8% 2/1/27 (c)	1,430	1,378
8.75% 2/15/30 (c)	4,710	4,890
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (c)	1,035	896
4.125% 8/15/31 (c)	1,035	878
6.25% 1/15/30 (c)	3,835	3,750
		153,180
Environmental - 0.7%
Clean Harbors, Inc. 6.375% 2/1/31 (c)	790	794
Covanta Holding Corp.:
4.875% 12/1/29 (c)	2,885	2,548
5% 9/1/30	1,495	1,293
Darling Ingredients, Inc.:
5.25% 4/15/27 (c)	2,655	2,582
6% 6/15/30 (c)	2,040	2,009
GFL Environmental, Inc.:
4% 8/1/28 (c)	1,275	1,141
4.75% 6/15/29 (c)	1,625	1,482
Madison IAQ LLC:
4.125% 6/30/28 (c)	1,535	1,367
5.875% 6/30/29 (c)	1,225	1,028
		14,244
Food & Drug Retail - 1.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (c)	4,630	4,031
4.625% 1/15/27 (c)	4,225	4,004
4.875% 2/15/30 (c)	6,100	5,597
BellRing Brands, Inc. 7% 3/15/30 (c)	2,425	2,434
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (c)	675	573
Parkland Corp.:
4.5% 10/1/29 (c)	1,145	1,010
4.625% 5/1/30 (c)	1,735	1,523
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (c)	1,470	1,389
		20,561
Food/Beverage/Tobacco - 1.4%
C&S Group Enterprises LLC 5% 12/15/28 (c)	1,110	859
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (c)	855	778
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (c)	1,185	1,185
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (c)	1,720	1,518
4.375% 1/31/32 (c)	860	755
Performance Food Group, Inc.:
4.25% 8/1/29 (c)	1,160	1,030
5.5% 10/15/27 (c)	1,353	1,310
Pilgrim's Pride Corp.:
4.25% 4/15/31	2,740	2,370
5.875% 9/30/27 (c)	1,110	1,098
Post Holdings, Inc.:
4.5% 9/15/31 (c)	6,170	5,253
4.625% 4/15/30 (c)	2,050	1,807
5.5% 12/15/29 (c)	865	803
5.625% 1/15/28 (c)	3,640	3,517
Simmons Foods, Inc. 4.625% 3/1/29 (c)	1,070	893
TreeHouse Foods, Inc. 4% 9/1/28	500	437
Triton Water Holdings, Inc. 6.25% 4/1/29 (c)	810	684
U.S. Foods, Inc. 4.625% 6/1/30 (c)	1,070	962
United Natural Foods, Inc. 6.75% 10/15/28 (c)	1,055	879
		26,138
Gaming - 3.0%
Affinity Gaming LLC 6.875% 12/15/27 (c)	550	487
Boyd Gaming Corp. 4.75% 6/15/31 (c)	4,225	3,780
Caesars Entertainment, Inc.:
4.625% 10/15/29 (c)	2,530	2,227
6.25% 7/1/25 (c)	5,705	5,674
7% 2/15/30 (c)	2,845	2,874
8.125% 7/1/27 (c)	11,605	11,903
Caesars Resort Collection LLC 5.75% 7/1/25 (c)	1,900	1,919
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (c)	2,330	2,164
Churchill Downs, Inc. 6.75% 5/1/31 (c)	1,925	1,881
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (c)	4,710	4,109
6.75% 1/15/30 (c)	4,950	4,247
Jacobs Entertainment, Inc. 6.75% 2/15/29 (c)	1,250	1,139
Melco Resorts Finance Ltd. 5.75% 7/21/28 (c)	600	534
MGM Resorts International 4.75% 10/15/28	1,470	1,357
Ontario Gaming GTA LP 8% 8/1/30 (c)(h)	1,015	1,025
Premier Entertainment Sub LLC:
5.625% 9/1/29 (c)	4,840	3,666
5.875% 9/1/31 (c)	1,970	1,454
Station Casinos LLC 4.625% 12/1/31 (c)	1,300	1,099
Studio City Finance Ltd. 5% 1/15/29 (c)	725	554
VICI Properties LP / VICI Note Co.:
3.875% 2/15/29 (c)	1,445	1,281
4.25% 12/1/26 (c)	3,015	2,840
4.625% 12/1/29 (c)	1,720	1,572
		57,786
Healthcare - 3.9%
180 Medical, Inc. 3.875% 10/15/29 (c)	910	797
Avantor Funding, Inc. 3.875% 11/1/29 (c)	860	753
Cano Health, Inc. 6.25% 10/1/28 (c)	565	350
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (c)	1,365	1,204
4% 3/15/31 (c)	1,545	1,347
4.25% 5/1/28 (c)	485	448
Community Health Systems, Inc.:
4.75% 2/15/31 (c)	2,860	2,167
5.25% 5/15/30 (c)	2,625	2,097
5.625% 3/15/27 (c)	945	841
6% 1/15/29 (c)	1,085	928
6.125% 4/1/30 (c)	2,910	1,834
8% 3/15/26 (c)	11,505	11,298
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (c)	535	428
4.625% 6/1/30 (c)	4,545	3,878
Encompass Health Corp. 5.75% 9/15/25	400	399
Grifols SA 4.75% 10/15/28 (c)	850	746
HealthEquity, Inc. 4.5% 10/1/29 (c)	895	802
Hologic, Inc. 4.625% 2/1/28 (c)	645	613
IQVIA, Inc. 5% 10/15/26 (c)	1,125	1,092
Jazz Securities DAC 4.375% 1/15/29 (c)	1,635	1,454
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (c)	955	683
Modivcare, Inc. 5.875% 11/15/25 (c)	1,105	1,025
Molina Healthcare, Inc.:
3.875% 11/15/30 (c)	1,360	1,163
3.875% 5/15/32 (c)	1,730	1,443
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (c)	3,525	3,159
5.125% 4/30/31 (c)	2,410	2,043
Owens & Minor, Inc. 4.5% 3/31/29 (c)	1,065	916
RP Escrow Issuer LLC 5.25% 12/15/25 (c)	1,340	914
Tenet Healthcare Corp.:
4.25% 6/1/29	8,360	7,491
4.375% 1/15/30	6,245	5,570
6.125% 10/1/28	1,470	1,400
6.125% 6/15/30	3,610	3,505
6.25% 2/1/27	9,945	9,763
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27	865	806
5.125% 5/9/29	865	793
7.875% 9/15/29	960	999
		75,149
Homebuilders/Real Estate - 1.7%
Arcosa, Inc. 4.375% 4/15/29 (c)	1,075	968
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (c)	1,240	1,060
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (c)	1,080	877
Century Communities, Inc. 3.875% 8/15/29 (c)	1,245	1,083
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	1,445	1,041
5% 10/15/27	9,710	8,506
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29	1,070	950
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (c)	1,416	1,322
5.75% 1/15/28 (c)	2,100	2,047
5.875% 6/15/27 (c)	1,490	1,467
TopBuild Corp. 3.625% 3/15/29 (c)	755	662
TRI Pointe Homes, Inc. 5.7% 6/15/28	1,965	1,886
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (c)	4,258	3,552
6.5% 2/15/29 (c)	5,265	3,663
10.5% 2/15/28 (c)	3,800	3,777
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (c)	675	606
		33,467
Hotels - 0.3%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (c)	2,825	3,082
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29 (c)	725	646
4% 5/1/31 (c)	1,085	946
4.875% 1/15/30	1,180	1,106
		5,780
Insurance - 1.4%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29 (c)	1,240	1,063
7% 11/15/25 (c)	5,750	5,553
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (c)	1,470	1,341
5.875% 11/1/29 (c)	1,290	1,141
6.75% 10/15/27 (c)	2,525	2,392
6.75% 4/15/28 (c)	4,200	4,179
AmWINS Group, Inc. 4.875% 6/30/29 (c)	1,205	1,106
AssuredPartners, Inc. 5.625% 1/15/29 (c)	845	738
HUB International Ltd.:
5.625% 12/1/29 (c)	2,370	2,115
7% 5/1/26 (c)	1,750	1,746
7.25% 6/15/30 (c)	4,770	4,861
MGIC Investment Corp. 5.25% 8/15/28	1,040	990
		27,225
Leisure - 2.4%
Boyne U.S.A., Inc. 4.75% 5/15/29 (c)	840	767
Carnival Corp.:
4% 8/1/28 (c)	9,210	8,190
7.625% 3/1/26 (c)	2,775	2,738
9.875% 8/1/27 (c)	2,250	2,352
10.5% 2/1/26 (c)	2,500	2,635
NCL Corp. Ltd. 5.875% 2/15/27 (c)	1,770	1,724
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (c)	1,295	1,231
7.25% 1/15/30 (c)	950	960
8.25% 1/15/29 (c)	6,455	6,742
9.25% 1/15/29 (c)	5,340	5,685
11.5% 6/1/25 (c)	2,219	2,352
11.625% 8/15/27 (c)	1,765	1,927
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (c)	1,665	1,499
Vail Resorts, Inc. 6.25% 5/15/25 (c)	850	852
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (c)	625	581
Voc Escrow Ltd. 5% 2/15/28 (c)	5,510	5,120
		45,355
Metals/Mining - 1.8%
Alcoa Nederland Holding BV 4.125% 3/31/29 (c)	1,980	1,776
Alpha Natural Resources, Inc. 9.75% (b)(f)	1,770	0
Arconic Corp.:
6% 5/15/25 (c)	900	912
6.125% 2/15/28 (c)	2,475	2,540
Arsenal AIC Parent LLC 8% 10/1/30 (c)(h)	1,145	1,168
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (c)	3,200	2,930
4.875% 3/1/31 (c)	1,480	1,312
5.875% 6/1/27	4,015	3,942
6.75% 4/15/30 (c)	2,000	1,946
Eldorado Gold Corp. 6.25% 9/1/29 (c)	1,895	1,703
ERO Copper Corp. 6.5% 2/15/30 (c)	1,320	1,165
First Quantum Minerals Ltd.:
6.875% 3/1/26 (c)	2,600	2,546
7.5% 4/1/25 (c)	4,134	4,113
8.625% 6/1/31 (c)	2,470	2,529
FMG Resources Pty Ltd. 4.375% 4/1/31 (c)	1,145	985
HudBay Minerals, Inc. 4.5% 4/1/26 (c)	905	858
Mineral Resources Ltd.:
8% 11/1/27 (c)	3,895	3,906
8.5% 5/1/30 (c)	660	667
		34,998
Paper - 0.7%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (c)	760	657
4% 9/1/29 (c)	1,515	1,240
6% 6/15/27 (c)	890	878
Cascades, Inc.:
5.125% 1/15/26 (c)	790	758
5.375% 1/15/28 (c)	790	743
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (c)	1,060	1,014
8.75% 4/15/30 (c)	6,555	5,942
Glatfelter Corp. 4.75% 11/15/29 (c)	1,290	892
Mercer International, Inc. 5.125% 2/1/29	1,920	1,572
		13,696
Publishing/Printing - 0.1%
Clear Channel International BV 6.625% 8/1/25 (c)	2,185	2,176
Restaurants - 0.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (c)	1,630	1,493
4% 10/15/30 (c)	5,185	4,456
4.375% 1/15/28 (c)	5,490	5,073
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (c)	715	649
Garden SpinCo Corp. 8.625% 7/20/30 (c)	775	836
Papa John's International, Inc. 3.875% 9/15/29 (c)	765	654
Yum! Brands, Inc. 4.625% 1/31/32	1,530	1,386
		14,547
Services - 3.1%
Adtalem Global Education, Inc. 5.5% 3/1/28 (c)	1,335	1,242
ASGN, Inc. 4.625% 5/15/28 (c)	1,350	1,238
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (c)	1,549	1,317
4.625% 6/1/28 (c)	846	718
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (c)	1,385	1,258
4% 7/1/29 (c)	805	728
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (c)	7,245	7,390
CoreCivic, Inc. 8.25% 4/15/26	7,790	7,849
Fair Isaac Corp. 4% 6/15/28 (c)	1,530	1,404
Gartner, Inc.:
3.625% 6/15/29 (c)	1,160	1,022
3.75% 10/1/30 (c)	1,535	1,338
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (c)	1,360	1,314
H&E Equipment Services, Inc. 3.875% 12/15/28 (c)	2,415	2,122
Hertz Corp.:
4.625% 12/1/26 (c)	740	669
5% 12/1/29 (c)	1,435	1,185
5.5% (b)(c)(f)	1,505	34
6% (b)(c)(f)	1,385	81
6.25% (b)(f)	1,605	2
7.125% (b)(c)(f)	1,430	114
Iron Mountain, Inc.:
4.5% 2/15/31 (c)	2,975	2,565
4.875% 9/15/29 (c)	3,800	3,428
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (c)	7,590	6,982
Service Corp. International 4% 5/15/31	1,610	1,373
Sotheby's 7.375% 10/15/27 (c)	640	567
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (c)	2,410	1,868
The GEO Group, Inc.:
9.5% 12/31/28 (c)	1,360	1,326
10.5% 6/30/28	3,459	3,469
TriNet Group, Inc. 3.5% 3/1/29 (c)	1,135	990
Uber Technologies, Inc.:
4.5% 8/15/29 (c)	3,730	3,448
6.25% 1/15/28 (c)	1,225	1,216
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (c)	1,285	1,196
		59,453
Steel - 0.1%
Commercial Metals Co. 3.875% 2/15/31	780	677
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (c)	610	544
		1,221
Super Retail - 1.4%
Asbury Automotive Group, Inc.:
4.5% 3/1/28	492	450
4.625% 11/15/29 (c)	6,520	5,768
4.75% 3/1/30	489	432
5% 2/15/32 (c)	1,535	1,338
Bath & Body Works, Inc.:
6.625% 10/1/30 (c)	4,585	4,431
6.75% 7/1/36	1,340	1,219
7.5% 6/15/29	1,135	1,149
Carvana Co.:
4.875% 9/1/29 (c)	325	202
5.5% 4/15/27 (c)	2,380	1,744
5.875% 10/1/28 (c)	235	142
EG Global Finance PLC:
6.75% 2/7/25 (c)	882	866
8.5% 10/30/25 (c)	3,282	3,250
LBM Acquisition LLC 6.25% 1/15/29 (c)	2,880	2,483
Macy's Retail Holdings LLC:
5.875% 3/15/30 (c)	920	831
6.125% 3/15/32 (c)	885	790
Michaels Companies, Inc. 5.25% 5/1/28 (c)	1,865	1,585
		26,680
Technology - 4.7%
Acuris Finance U.S. 5% 5/1/28 (c)	6,410	5,086
Black Knight InfoServ LLC 3.625% 9/1/28 (c)	1,545	1,414
Block, Inc. 3.5% 6/1/31	1,615	1,353
CA Magnum Holdings 5.375% 10/31/26 (c)	690	633
Camelot Finance SA 4.5% 11/1/26 (c)	1,515	1,429
CDW LLC/CDW Finance Corp. 4.25% 4/1/28	2,320	2,144
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (c)	1,440	1,284
4.875% 7/1/29 (c)	1,360	1,208
Cloud Software Group, Inc.:
6.5% 3/31/29 (c)	9,595	8,636
9% 9/30/29 (c)	1,445	1,294
Coherent Corp. 5% 12/15/29 (c)	1,350	1,215
Crowdstrike Holdings, Inc. 3% 2/15/29	1,130	976
Elastic NV 4.125% 7/15/29 (c)	3,785	3,284
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (c)	6,860	5,899
5.25% 12/1/27 (c)	1,495	1,428
ION Trading Technologies Ltd. 5.75% 5/15/28 (c)	1,605	1,396
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (c)	1,295	1,121
MicroStrategy, Inc. 6.125% 6/15/28 (c)	4,490	4,019
NCR Corp.:
5% 10/1/28 (c)	750	678
5.125% 4/15/29 (c)	3,710	3,318
5.25% 10/1/30 (c)	750	668
ON Semiconductor Corp. 3.875% 9/1/28 (c)	5,500	4,982
Open Text Corp. 6.9% 12/1/27 (c)	1,685	1,722
Open Text Holdings, Inc.:
4.125% 2/15/30 (c)	790	677
4.125% 12/1/31 (c)	780	647
PTC, Inc.:
3.625% 2/15/25 (c)	925	894
4% 2/15/28 (c)	915	840
Rackspace Hosting, Inc. 5.375% 12/1/28 (c)	830	230
Roblox Corp. 3.875% 5/1/30 (c)	3,295	2,768
Seagate HDD Cayman:
8.25% 12/15/29 (c)	3,160	3,312
8.5% 7/15/31 (c)	2,045	2,135
Sensata Technologies BV 4% 4/15/29 (c)	1,530	1,352
Synaptics, Inc. 4% 6/15/29 (c)	900	774
TTM Technologies, Inc. 4% 3/1/29 (c)	1,135	968
Twilio, Inc.:
3.625% 3/15/29	6,425	5,506
3.875% 3/15/31	1,340	1,135
Uber Technologies, Inc.:
7.5% 9/15/27 (c)	4,885	4,986
8% 11/1/26 (c)	7,110	7,254
Unisys Corp. 6.875% 11/1/27 (c)	830	678
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (c)	1,430	1,173
		90,516
Telecommunications - 4.3%
Altice Financing SA:
5% 1/15/28 (c)	1,580	1,226
5.75% 8/15/29 (c)	4,975	3,730
Altice France SA:
5.125% 7/15/29 (c)	9,000	6,302
5.5% 1/15/28 (c)	3,740	2,744
5.5% 10/15/29 (c)	14,870	10,562
8.125% 2/1/27 (c)	1,860	1,517
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)	7,020	6,318
Cablevision Lightpath LLC 3.875% 9/15/27 (c)	735	610
Frontier Communications Holdings LLC:
5% 5/1/28 (c)	2,830	2,398
5.875% 10/15/27 (c)	1,375	1,259
Intelsat Jackson Holdings SA 6.5% 3/15/30 (c)	3,610	3,298
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (c)	1,895	1,567
6.75% 10/15/27 (c)	1,453	1,359
Level 3 Financing, Inc.:
3.625% 1/15/29 (c)	8,140	5,374
3.75% 7/15/29 (c)	3,160	2,072
Millicom International Cellular SA 4.5% 4/27/31 (c)	235	187
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (c)	850	740
Sable International Finance Ltd. 5.75% 9/7/27 (c)	4,935	4,562
SBA Communications Corp.:
3.125% 2/1/29	1,695	1,429
3.875% 2/15/27	6,375	5,873
Sprint Corp. 7.625% 3/1/26	2,190	2,279
Uniti Group, Inc. 6% 1/15/30 (c)	2,125	1,405
Virgin Media Finance PLC 5% 7/15/30 (c)	4,635	3,791
VMED O2 UK Financing I PLC 4.75% 7/15/31 (c)	2,875	2,427
Windstream Escrow LLC 7.75% 8/15/28 (c)	8,075	6,801
Zayo Group Holdings, Inc. 4% 3/1/27 (c)	2,675	1,913
		81,743
Textiles/Apparel - 0.1%
Crocs, Inc.:
4.125% 8/15/31 (c)	825	664
4.25% 3/15/29 (c)	1,110	944
Foot Locker, Inc. 4% 10/1/29 (c)	850	661
Kontoor Brands, Inc. 4.125% 11/15/29 (c)	760	650
		2,919
Transportation Ex Air/Rail - 0.1%
Seaspan Corp. 5.5% 8/1/29 (c)	1,240	1,011
XPO, Inc. 6.25% 6/1/28 (c)	960	950
		1,961
Utilities - 2.1%
Clearway Energy Operating LLC:
3.75% 2/15/31 (c)	1,705	1,413
3.75% 1/15/32 (c)	850	695
4.75% 3/15/28 (c)	970	900
NRG Energy, Inc.:
3.375% 2/15/29 (c)	665	549
3.625% 2/15/31 (c)	1,320	1,036
3.875% 2/15/32 (c)	1,905	1,474
5.75% 1/15/28	2,765	2,633
Pacific Gas & Electric Co.:
3.45% 7/1/25	400	380
3.75% 7/1/28	400	361
3.75% 8/15/42	640	444
3.95% 12/1/47	2,589	1,780
4% 12/1/46	3,005	2,022
PG&E Corp.:
5% 7/1/28	10,140	9,381
5.25% 7/1/30	1,150	1,033
Pike Corp. 5.5% 9/1/28 (c)	4,495	4,046
Vistra Operations Co. LLC:
4.375% 5/1/29 (c)	3,105	2,734
5% 7/31/27 (c)	3,565	3,359
5.5% 9/1/26 (c)	1,822	1,762
5.625% 2/15/27 (c)	4,435	4,288
		40,290
TOTAL NONCONVERTIBLE BONDS		1,216,620
TOTAL CORPORATE BONDS (Cost $1,333,896)		1,224,619

Common Stocks - 14.1%
	Shares	Value ($) (000s)
Aerospace - 0.1%
TransDigm Group, Inc.	2,100	1,889
Air Transportation - 0.1%
Delta Air Lines, Inc.	23,450	1,085
Automotive & Auto Parts - 0.0%
UC Holdings, Inc. (b)(i)	29,835	73
Banks & Thrifts - 0.0%
Mr. Cooper Group, Inc. (i)	1,504	87
Broadcasting - 0.2%
Netflix, Inc. (i)	5,400	2,370
Nexstar Broadcasting Group, Inc. Class A	8,363	1,562
TOTAL BROADCASTING		3,932
Building Materials - 0.4%
Builders FirstSource, Inc. (i)	14,100	2,036
Carrier Global Corp.	50,300	2,995
WESCO International, Inc.	12,467	2,189
TOTAL BUILDING MATERIALS		7,220
Capital Goods - 0.3%
Parker Hannifin Corp.	5,400	2,214
Regal Rexnord Corp.	22,600	3,530
TOTAL CAPITAL GOODS		5,744
Chemicals - 0.6%
Celanese Corp. Class A	31,500	3,950
Olin Corp.	33,100	1,909
The Chemours Co. LLC	88,500	3,273
Westlake Corp.	14,600	2,008
TOTAL CHEMICALS		11,140
Consumer Products - 0.3%
Tapestry, Inc.	47,300	2,041
Tempur Sealy International, Inc.	86,011	3,839
TOTAL CONSUMER PRODUCTS		5,880
Containers - 0.2%
Graphic Packaging Holding Co.	159,900	3,870
Diversified Financial Services - 0.7%
Apollo Global Management, Inc.	45,100	3,685
Carnelian Point Holdings LP warrants (b)(i)	118	0
MasterCard, Inc. Class A	10,600	4,179
OneMain Holdings, Inc.	102,000	4,639
TOTAL DIVERSIFIED FINANCIAL SERVICES		12,503
Energy - 2.2%
Antero Resources Corp. (i)	47,902	1,281
California Resources Corp.	171,351	9,142
California Resources Corp. warrants 10/27/24 (i)	8,300	150
Canadian Natural Resources Ltd.	33,600	2,043
Cheniere Energy, Inc.	33,200	5,374
Chesapeake Energy Corp. (j)	45,388	3,828
Chesapeake Energy Corp. (g)(i)	3,530	298
Diamond Offshore Drilling, Inc. (i)	16,382	259
Diamondback Energy, Inc.	14,200	2,092
EP Energy Corp. (b)(i)	147,125	886
Forbes Energy Services Ltd. (b)(i)	65,062	0
Halliburton Co.	33,000	1,290
Mesquite Energy, Inc. (b)(i)	90,382	12,883
Noble Corp. PLC	1,410	74
PureWest Energy (b)(i)	3,289	6
PureWest Energy rights (b)(i)	1,983	0
Superior Energy Services, Inc. Class A (b)(i)	17,671	1,331
Tidewater, Inc. warrants 11/14/42 (i)	12,651	878
TOTAL ENERGY		41,815
Entertainment/Film - 0.1%
New Cotai LLC/New Cotai Capital Corp. (b)(g)(i)	1,458,195	1,123
Food & Drug Retail - 0.4%
Northeast Grocery, Inc. (b)(g)(i)	339,746	1,739
Southeastern Grocers, Inc. (b)(g)(i)	250,623	6,599
TOTAL FOOD & DRUG RETAIL		8,338
Food/Beverage/Tobacco - 0.1%
JBS SA	684,100	2,717
Gaming - 0.6%
Boyd Gaming Corp.	74,300	5,076
Caesars Entertainment, Inc. (i)	115,500	6,817
Studio City International Holdings Ltd.:
ADR (c)(i)	32,338	230
(NYSE) ADR (i)	35,600	253
TOTAL GAMING		12,376
Healthcare - 0.6%
Charles River Laboratories International, Inc. (i)	5,000	1,048
Humana, Inc.	3,400	1,553
IQVIA Holdings, Inc. (i)	23,000	5,146
Tenet Healthcare Corp. (i)	15,300	1,143
UnitedHealth Group, Inc.	6,400	3,241
TOTAL HEALTHCARE		12,131
Homebuilders/Real Estate - 0.4%
Arthur J. Gallagher & Co.	9,200	1,976
TopBuild Corp. (i)	7,000	1,918
Willscot Mobile Mini Holdings (i)	72,600	3,481
TOTAL HOMEBUILDERS/REAL ESTATE		7,375
Metals/Mining - 0.3%
First Quantum Minerals Ltd.	106,000	3,144
Freeport-McMoRan, Inc.	39,200	1,750
Warrior Metropolitan Coal, Inc.	692	31
TOTAL METALS/MINING		4,925
Restaurants - 0.1%
Domino's Pizza, Inc.	4,900	1,944
Services - 0.4%
Airbnb, Inc. Class A (i)	7,400	1,126
ASGN, Inc. (i)	13,800	1,053
Visa, Inc. Class A	24,500	5,824
TOTAL SERVICES		8,003
Super Retail - 0.6%
Amazon.com, Inc. (i)	14,400	1,925
Arena Brands Holding Corp. Class B (b)(g)(i)	42,253	554
Booking Holdings, Inc. (i)	800	2,377
Dick's Sporting Goods, Inc.	22,100	3,116
Lowe's Companies, Inc.	8,600	2,015
Williams-Sonoma, Inc.	11,300	1,567
TOTAL SUPER RETAIL		11,554
Technology - 4.9%
Adobe, Inc. (i)	9,200	5,025
Advanced Micro Devices, Inc. (i)	14,200	1,624
Alphabet, Inc. Class A (i)	44,300	5,879
AMETEK, Inc.	12,700	2,014
Arista Networks, Inc. (i)	18,800	2,916
ASML Holding NV (depository receipt)	3,400	2,436
CDW Corp.	8,800	1,646
Dynatrace, Inc. (i)	54,100	2,959
Eaton Corp. PLC	9,300	1,909
Enphase Energy, Inc. (i)	10,000	1,518
Fiserv, Inc. (i)	39,500	4,985
Gen Digital, Inc.	98,300	1,912
Global Payments, Inc.	12,900	1,422
Marvell Technology, Inc.	63,800	4,155
Meta Platforms, Inc. Class A (i)	34,400	10,960
Microchip Technology, Inc.	50,500	4,744
Microsoft Corp.	20,600	6,920
NVIDIA Corp.	19,800	9,252
NXP Semiconductors NV	14,900	3,322
ON Semiconductor Corp. (i)	83,960	9,047
Oracle Corp.	33,200	3,892
Salesforce, Inc. (i)	8,300	1,868
Splunk, Inc. (i)	18,300	1,982
Synopsys, Inc. (i)	5,100	2,304
TOTAL TECHNOLOGY		94,691
Telecommunications - 0.1%
GTT Communications, Inc. (b)	11,856	146
Palo Alto Networks, Inc. (i)	10,600	2,650
TOTAL TELECOMMUNICATIONS		2,796
Textiles/Apparel - 0.1%
LVMH Moet Hennessy Louis Vuitton SE	1,900	1,765
Utilities - 0.3%
PG&E Corp. (i)	307,379	5,413
TOTAL COMMON STOCKS (Cost $197,034)		270,389

Bank Loan Obligations - 6.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Air Transportation - 0.2%
Air Canada Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.8391% 8/11/28 (d)(e)(k)	1,228	1,226
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9187% 4/8/26 (d)(e)(k)	195	194
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9187% 4/4/26 (d)(e)(k)	105	104
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0761% 10/20/27 (d)(e)(k)	395	411
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2919% 4/21/28 (d)(e)(k)	2,723	2,724
TOTAL AIR TRANSPORTATION		4,659
Automotive & Auto Parts - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0687% 4/20/30 (d)(e)(k)	430	430
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.6831% 12/17/28 (d)(e)(k)	325	260
TOTAL AUTOMOTIVE & AUTO PARTS		690
Banks & Thrifts - 0.1%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.717% 2/2/28 (d)(e)(k)	1,212	1,204
Broadcasting - 0.1%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.2534% 8/24/26 (d)(e)(k)	894	676
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.4919% 6/24/29 (d)(e)(k)	114	114
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.443% 1/31/29 (d)(e)(k)	992	979
TOTAL BROADCASTING		1,769
Building Materials - 0.4%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.7535% 5/17/28 (d)(e)(k)	3,141	2,695
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.6662% 2/25/29 (d)(e)(k)	3,312	3,142
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9331% 6/4/28 (d)(e)(k)	848	835
TOTAL BUILDING MATERIALS		6,672
Capital Goods - 0.0%
Chart Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1046% 3/17/30 (d)(e)(k)	274	274
Chemicals - 0.4%
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6156% 8/29/29 (d)(e)(k)	84	85
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6169% 10/4/29 (d)(e)(k)	6,169	6,008
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2535% 11/9/28 (d)(e)(k)	512	490
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.3125% 9/22/28 (d)(e)(k)	374	373
TOTAL CHEMICALS		6,956
Consumer Products - 0.2%
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2535% 12/22/26 (d)(e)(k)	2,508	2,456
The Golub Corp. 2LN, term loan 3 month U.S. LIBOR + 13.500% 18.7648% 5/8/26 (b)(d)(e)(k)	1,983	1,932
TOTAL CONSUMER PRODUCTS		4,388
Containers - 0.0%
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.750% 10.1043% 2/9/26 (d)(e)(k)	186	175
Energy - 0.0%
Forbes Energy Services LLC Tranche B, term loan 0% (b)(d)(f)(k)	610	0
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(e)(f)(k)	1,671	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(e)(f)(k)	721	0
Natgasoline LLC Tranche B, term loan 1 month U.S. LIBOR + 3.500% 8.9331% 11/14/25 (d)(e)(k)	323	321
TOTAL ENERGY		321
Environmental - 0.0%
Covanta Holding Corp.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8187% 11/30/28 (d)(e)(k)	312	312
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8187% 11/30/28 (d)(e)(k)	24	24
Madison IAQ LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.3023% 6/21/28 (d)(e)(k)	402	394
TOTAL ENVIRONMENTAL		730
Food/Beverage/Tobacco - 0.0%
Bengal Debt Merger Sub LLC 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.5921% 1/24/29 (d)(e)(k)	327	308
Gaming - 0.4%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3187% 1/27/29 (d)(e)(k)	7,391	7,305
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3022% 4/14/29 (d)(e)(k)	347	345
TOTAL GAMING		7,650
Healthcare - 0.3%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.3419% 10/1/27 (d)(e)(k)	2,271	2,230
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9331% 5/5/28 (d)(e)(k)	821	820
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.2569% 6/2/28 (d)(e)(k)	1,962	1,954
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.467% 11/15/28 (d)(e)(k)	973	968
PRA Health Sciences, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.7535% 7/3/28 (d)(e)(k)	219	219
TOTAL HEALTHCARE		6,191
Homebuilders/Real Estate - 0.1%
Breakwater Energy Tranche B 1LN, term loan 11% 9/1/26 (b)(d)(k)	2,926	2,780
Hotels - 0.5%
Carnival Finance LLC Tranche B 1LN, term loan 6 month U.S. LIBOR + 3.250% 8.6831% 10/18/28 (d)(e)(k)	9,008	8,969
Insurance - 0.5%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.6831% 2/15/27 (d)(e)(k)	202	200
Alliant Holdings Intermediate LLC:
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9199% 11/12/27 (d)(e)(k)	1,770	1,765
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7216% 11/6/27 (d)(e)(k)	991	989
HUB International Ltd. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.0722% 11/10/29 (d)(e)(k)	149	149
CME Term SOFR 1 Month Index + 4.250% 9.5835% 6/8/30 (d)(e)(k)	5,564	5,585
TOTAL INSURANCE		8,688
Leisure - 0.1%
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3187% 1/15/30 (d)(e)(k)	545	545
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9187% 3/9/30 (d)(e)(k)	474	473
TOTAL LEISURE		1,018
Metals/Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 7/27/30 (e)(k)(l)	265	265
Paper - 0.3%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.5937% 4/13/29 (d)(e)(k)	5,501	5,446
Services - 0.8%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.2025% 12/20/29 (d)(e)(k)	165	160
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7025% 12/21/28 (d)(e)(k)	767	766
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2025% 12/21/28 (d)(e)(k)	1,804	1,804
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 12/21/28 (e)(k)(m)	591	592
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 11.1687% 12/10/29 (d)(e)(k)	2,170	1,847
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9187% 12/10/28 (d)(e)(k)	3,917	3,678
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 7/25/30 (e)(k)(l)	975	944
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3985% 4/11/29 (d)(e)(k)	2,484	2,195
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.9331% 12/10/26 (d)(e)(k)	803	801
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.2303% 3/4/28 (d)(e)(k)	2,651	2,236
TOTAL SERVICES		15,023
Specialty Retailing - 0.0%
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 13.6136% 6/30/27 (d)(e)(k)	113	102
Super Retail - 0.6%
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1687% 12/18/27 (d)(e)(k)	11,182	10,825
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.7535% 4/15/28 (d)(e)(k)	720	663
TOTAL SUPER RETAIL		11,488
Technology - 1.1%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3919% 2/16/28 (d)(e)(k)	142	141
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8054% 2/15/29 (d)(e)(k)	4,295	4,162
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 3.5% 2/15/29 (d)(e)(k)(m)	529	513
Camelot Finance SA Tranche B, term loan 1 month U.S. LIBOR + 3.000% 8.4331% 10/31/26 (d)(e)(k)	135	134
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.967% 3/31/28 (d)(e)(k)	255	252
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.5919% 8/19/28 (d)(e)(k)	1,570	1,568
Icon Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.7535% 7/3/28 (d)(e)(k)	880	880
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.3525% 5/3/28 (d)(e)(k)	2,885	2,778
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1687% 2/1/28 (d)(e)(k)	1,746	1,730
Polaris Newco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.5379% 6/2/28 (d)(e)(k)	894	843
Proofpoint, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.6831% 8/31/28 (d)(e)(k)	877	863
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.4331% 4/22/28 (d)(e)(k)	761	747
STG-Fairway Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 8.1831% 1/31/27 (d)(e)(k)	390	390
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6184% 5/3/26 (d)(e)(k)	3,945	3,921
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6184% 5/3/27 (d)(e)(k)	570	562
Veritas U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 10.4331% 9/1/25 (d)(e)(k)	953	799
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.6687% 2/28/27 (d)(e)(k)	314	312
TOTAL TECHNOLOGY		20,595
Telecommunications - 0.1%
Aventiv Technologies LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 10.0379% 11/1/24 (d)(e)(k)	928	742
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.3419% 6/30/28 (d)(e)(k)	482	269
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.2025% 12/30/27 (d)(e)(k)	602	500
Zayo Group Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.4331% 3/9/27 (d)(e)(k)	1,082	822
TOTAL TELECOMMUNICATIONS		2,333
Utilities - 0.2%
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4331% 6/23/25 (d)(e)(k)	3,686	3,673
TOTAL BANK LOAN OBLIGATIONS (Cost $126,798)		122,367

Preferred Securities - 7.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Banks & Thrifts - 6.4%
Ally Financial, Inc. 4.7% (d)(n)	945	661
Bank of America Corp.:
5.125% (d)(n)	12,000	11,767
5.875% (d)(n)	14,280	13,317
6.1% (d)(n)	2,590	2,569
Citigroup, Inc.:
4.15% (d)(n)	10,000	8,375
4.7% (d)(n)	2,135	1,896
5% (d)(n)	13,000	12,312
6.3% (d)(n)	4,585	4,488
8.7867% (d)(e)(n)	12,655	12,655
Goldman Sachs Group, Inc.:
4.4% (d)(n)	1,120	968
4.95% (d)(n)	1,880	1,773
5.3% (d)(n)	15,000	14,617
JPMorgan Chase & Co.:
4% (d)(n)	4,755	4,391
4.6% (d)(n)	3,265	3,085
5% (d)(n)	24,800	24,234
Wells Fargo & Co. 7.625% (d)(n)	5,740	5,902
TOTAL BANKS & THRIFTS		123,010
Energy - 0.9%
Energy Transfer LP:
3 month U.S. LIBOR + 4.020% 9.3487% (d)(e)(n)	1,625	1,471
6.625% (d)(n)	456	361
7.125% (d)(n)	17,150	15,063
TOTAL ENERGY		16,895
TOTAL PREFERRED SECURITIES (Cost $149,852)		139,905

Other - 2.4%
	Shares	Value ($) (000s)
Other - 2.4%
Fidelity Private Credit Central Fund LLC (g) (Cost $46,162)	4,641,306	46,645

Money Market Funds - 5.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.32% (o)	105,399,350	105,420
Fidelity Securities Lending Cash Central Fund 5.32% (o)(p)	3,906,734	3,907
TOTAL MONEY MARKET FUNDS (Cost $109,327)		109,327

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $1,963,069)	1,913,252
NET OTHER ASSETS (LIABILITIES) - 0.2%	3,900
NET ASSETS - 100.0%	1,917,152

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $925,928,000 or 48.3% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Non-income producing - Security is in default.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $58,603,000 or 3.1% of net assets.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Non-income producing
(j)	Security or a portion of the security is on loan at period end.
(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)	The coupon rate will be determined upon settlement of the loan after period end.
(m)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,120,000 and $1,104,000, respectively.

(n)	Security is perpetual in nature with no stated maturity date.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	1,538

Chesapeake Energy Corp.	2/10/21	33

Fidelity Private Credit Central Fund LLC	4/28/22 - 7/07/23	46,161

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	1,589

New Cotai LLC/New Cotai Capital Corp.	9/11/20	7,224

Northeast Grocery, Inc.	11/08/21	135

Southeastern Grocers, Inc.	6/01/18	1,763

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	143,722	244,165	282,467	4,025	-	-	105,420	0.3%
Fidelity Private Credit Central Fund LLC	22,391	73,679	50,163	3,199	-	738	46,645	7.3%
Fidelity Securities Lending Cash Central Fund 5.32%	139	31,863	28,095	1	-	-	3,907	0.0%
Total	166,252	349,707	360,725	7,225	-	738	155,972

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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